Note 22 - Discontinued Operation	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of discontinued operations [text block]
22.	Discontinued operation

On July 1, 2022, the ex-solar operations of Kenshaw Solar (formerly J.A. Martin Electrical PTY Limited) were sold to ARA Electrical Engineering Services Pty Limited. As the intention to sell and process to locate a buyer for the business was initiated prior to June 30, 2022, but the sale only became definitive on July 1, 2022, the results of the non-solar segment business of Kenshaw Solar are reported in the current period as a discontinued operation, and also adjusted in comparative periods. The associated assets and liabilities of the discontinued operation are presented as held for sale within current assets (see note 21) and current liabilities as at June 30, 2022.

Financial information relating to the discontinued operation for the period to the date of disposal is set out below:

Financial performance and cash flow information

The financial performance and cash flow information presented are for the years ended June 30, 2022, 2021 and 2020:

	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Revenues	15,168	16,436	14,857
Other income	324	552	292
Expenses	(16,266)	(16,895)	(15,459)
Profit before income tax	(774)	92	(310)
Income tax expense	149	(23)	29
Loss from discontinued operations	(625)	69	(281)

Net cash inflow/(outflow) from operating activities	(625)	69	(281)
Net cash inflow/(outflow) from investing activities	-	-	-
Net cash inflow/(outflow) from financing activities	-	-	-
Net (decrease)/increase in cash generated by subsidiary	(625)	69	(281)

Assets and liabilities of disposal group classified as held for sale

The following assets and liabilities were reclassified as held for sale in relation to the discontinued operation as at June 30, 2022:

	Year Ended June 30
(US dollars in thousands)	2022	2021
Assets classified as held for sale
Trade and other receivables	239	-
Property, plant and equipment	629	-
Goodwill	5,289	-
Intangible assets	2,056	-
Total assets of disposal group classified as held for sale	8,214	-

Liabilities directly associated with assets classified as held for sale
Trade and other payables	91	-
Provisions - current	1,126	-
Lease liabilities - current	157	-
Provisions - non-current	74	-
Lease liabilities - non-current	49	-
Total liabilities of disposal group classified as held for sale	1,497	-

	USD 000	AUD 000
Consideration received or receivable
Cash	2,623	3,807
Fair value of contingent consideration	4,472	6,490
Less costs to sell	(345)	(500)
Total disposal consideration	6,750	9,797
Estimated carrying amount of net assets sold	6,716	9,747
Gain on sale	34	50

Disposal consideration $6.8 million comprised cash purchase price $3.4 million (A$5.0 million) less working capital adjustment $0.8 million (A$1.2 million). Fair value of contingent consideration $4.5 million applied a contracted 4.5x multiple to year 1 forecast EBITDA of $2.7 million, discounted at 10% to net present value, less purchase price paid. Costs to sell comprised advisory fees of $0.3 million. Net book value of net assets sold was $6.7 million, resulting in gain on disposal of $0.03 million.